Related party transactions - Narrative (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Associates and Joint Arrangements
Disclosure of transactions between related parties [line items]
Recognized revenue, related parties	$ 17	$ 17
Incurred expenses, related parties	200	187
Master Trust Fund | Bell Canada
Disclosure of transactions between related parties [line items]
Recognized revenue, related parties	$ 12	$ 11